Simplify MBS ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Government Agency Mortgage Backed Securities – 98.8%
Federal National Mortgage Association, 4.00%, 4/15/2056 (TBA) .................... $ 296,250,000 $ 279,376,918
Federal National Mortgage Association, 5.00%, 4/15/2056 (TBA) .................... 703,750,000 694,114,537
Federal National Mortgage Association, 5.50%, 4/15/2056 (TBA) .................... 702,500,000 705,835,849
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,686,256,886) .......... 1,679,327,304
Shares
U.S. Exchange-Traded Funds – 94.4%
Money Market ETFs - 94.4%
Simplify Government Money Market ETF(a)(b)
(Cost $1,604,162,054) ..................................................... 16,025,000 1,603,461,500
Principal
U.S. Treasury Bills – 7.2%
U.S. Treasury Bill, 3.64%, 4/21/2026 (c) ......................................... 8,830,000 8,812,215
U.S. Treasury Bill, 3.68%, 6/23/2026 (c) ......................................... 16,000,000 15,868,122
U.S. Treasury Bill, 3.69%, 7/7/2026 (c) .......................................... 72,110,000 71,410,169
U.S. Treasury Bill, 3.72%, 7/21/2026 (c) ......................................... 26,170,000 25,879,311
Total U.S. Treasury Bills (Cost $121,966,594) ........................................ 121,969,817
Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $502,921) .......................................................... 502,921 502,921
Total Investments – 200.4%
(Cost $3,412,888,455) ........................................................... $ 3,405,261,542
Liabilities in Excess of Other Assets – (100.4)% ........................................ (1,705,753,640)
Net Assets – 100.0% ............................................................. $ 1,699,507,902
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
Portfolio Abbreviations:
TBA : To Be Announced

Simplify MBS ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 1,609,686,336 $ (5,505,132) $ (19,150) $ (700,554) $ 1,603,461,500 16,025,000 $ 37,367,044 $ —
$ — $ 1,609,686,336 $ (5,505,132) $ (19,150) $ (700,554) $ 1,603,461,500 16,025,000 $ 37,367,044 $ —